Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Amount recognised in other comprehensive income and accumulated in equity relating to non-current assets or disposal groups held for sale [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2016	35,529,192
Balance at Dec. 31, 2016	$ 21,914,722	$ 3,421,165	$ (302,037)	$ (18,588,817)	$ 6,445,033
Statement Line Items [Line Items]
Income / (Loss) for the period				(427,746)	(427,746)
Other comprehensive income (loss)			(1,767)		(1,767)
Share based payments charged to operations		65,560			65,560
Balance at Sep. 30, 2017	$ 21,914,722	3,486,725	(303,804)	(19,016,563)	6,081,080
Balance (in shares) at Sep. 30, 2017	35,529,192
Statement Line Items [Line Items]
Income / (Loss) for the period				(5,833,636)	(5,833,636)
Other comprehensive income (loss)			357		357
Share based payments charged to operations		305,953			305,953
Balance at Dec. 31, 2017	$ 21,914,722	3,792,678	(303,447)	(24,850,199)	553,754
Balance (in shares) at Dec. 31, 2017	35,529,192
Statement Line Items [Line Items]
Income / (Loss) for the period				(223,435)	(223,435)
Other comprehensive income (loss)			(3,579)		(3,579)
Share based payments charged to operations		87,539			87,539
Balance at Sep. 30, 2018	$ 21,914,722	$ 3,880,217	$ (307,026)	$ (25,073,634)	$ 414,279
Balance (in shares) at Sep. 30, 2018	35,529,192